Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0002132065
Registrant Name	Centinel Spine Holdco, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES